UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

TRIDAN CORP

(Exact name of registrant as specified in charter)

c/o SICHENZIA ROSS FERENCE, LLP

1185 Avenue of the Americas, 31st floor, New York, NY 10017

(Address of principal executive offices)

Robert Birnbaum, c/o Sichenzia Ross Ference, LLP

1185 Avenue of the Americas, 31st floor, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2022

Date of reporting period: June 30, 2021

Item 1.	Proxy Voting Record.

The registrant has no proxy voting record because it invests exclusively in non-voting securities.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman, President

Date 08/01/2021